UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.7%
	Shares	Value
CONSUMER DISCRETIONARY — 12.0%
1-800-Flowers.com, Cl A *	1,251	$5,029
Coastal Contacts *	1,740	9,100
CSS Industries	210	4,769
Full House Resorts *	1,950	6,279
Hooker Furniture	800	12,080
Jamba *	8,930	23,129
Johnson Outdoors, Cl A *	1,220	26,206
Luby’s *	4,420	30,144
Marine Products	1,350	8,518
MarineMax *	2,300	26,864
Rocky Brands *	720	10,167
Ruth’s Hospitality Group *	2,230	17,305
Spartan Motors	4,610	26,139
Tuesday Morning *	1,720	14,448

		220,177

CONSUMER STAPLES — 0.9%
Lifeway Foods	850	8,797
Omega Protein *	1,180	8,154

		16,951

ENERGY — 6.9%
Bolt Technology	2,160	32,184
EPL Oil & Gas *	1,250	30,575
Evolution Petroleum *	2,100	19,761
Gulf Island Fabrication	570	13,235
Synergy Resources *	2,828	17,533
TGC Industries	935	8,509
Triangle Petroleum *	820	5,158

		126,955

FINANCIALS — 21.6%
Agree Realty (A)	550	15,598

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — (continued)
Bank Mutual	2,640	$13,543
Cardinal Financial	560	9,150
eHealth *	430	10,479
First Bancorp	1,110	18,382
First Busey	2,870	13,030
First M&F	431	3,543
Fox Chase Bancorp	1,050	18,071
Franklin Financial	530	9,185
HFF, Cl A	1,520	26,509
HomeTrust Bancshares *	970	14,016
ICG Group *	2,230	26,760
Metro Bancorp	430	6,755
Middleburg Financial	340	6,287
MPG Office Trust * (A)	6,710	20,197
MutualFirst Financial	440	5,720
National Interstate	520	15,860
Newport Bancorp *	1,543	24,441
North Valley Bancorp *	1,220	20,215
OmniAmerican Bancorp *	960	23,818
Park Sterling *	4,550	25,844
Territorial Bancorp	800	18,328
TF Financial	1,170	28,396
TICC Capital	2,130	22,748

		396,875

HEALTH CARE — 12.3%
AtriCure *	3,070	24,744
BioDelivery Sciences International *	1,280	5,581
BioScrip *	2,220	24,930
Cerus *	2,480	7,862
Conceptus	420	8,677
Cutera *	1,028	11,308
Derma Sciences *	1,130	13,820

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — (continued)
Digirad *	8,070	$14,930
Natus Medical *	1,650	20,328
NeoGenomics *	2,887	8,228
Sharps Compliance *	5,240	13,886
Spectranetics	1,970	32,820
Synergetics USA *	2,910	15,132
TearLab *	3,070	17,192
Uroplasty *	2,524	6,562

		226,000

INDUSTRIALS — 19.7%
Active Power *	2,600	10,894
Aegean Marine Petroleum Network	1,740	11,762
Ceco Environmental	3,100	34,286
Columbus McKinnon	1,410	26,677
Frozen Food Express Industries *	7,910	8,780
Gorman-Rupp	632	19,207
GP Strategies *	479	10,251
Graham	1,010	23,402
Hurco *	1,080	32,054
Insteel Industries	2,410	36,536
Mfri *	620	3,763
Northwest Pipe *	930	22,924
Performant Financial *	400	5,080
Perma-Fix Environmental Services *	70	55
PMFG	444	3,734
PowerSecure International *	850	7,387
Primoris Services	1,320	25,318
SIFCO Industries	1,650	25,542
Sparton *	1,640	24,961
Twin Disc	710	16,280
Ultralife *	2,260	7,277

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
XPO Logistics *	320	$5,360

		361,530

INFORMATION TECHNOLOGY — 19.5%
Accelrys *	2,050	19,311
Brightcove *	1,390	11,704
CalAmp *	1,630	13,953
Callidus Software *	4,640	19,395
Datalink *	1,760	15,471
Extreme Networks	3,280	12,103
Integrated Silicon Solution *	2,040	19,115
IntraLinks Holdings	3,470	22,451
Iteris *	2,000	3,260
Lionbridge Technologies *	2,500	9,975
Marchex, Cl A	1,510	5,617
Move	2,023	19,077
PAR Technology *	633	2,811
Perceptron	590	4,342
PLX Technology *	2,840	13,234
PRGX Global *	347	2,342
Proofpoint *	900	11,835
Reis *	1,340	19,577
Responsys	1,570	11,979
Rudolph Technologies	1,310	17,672
SciQuest *	980	16,209
Seachange International *	2,450	27,318
Silicon Graphics International *	300	4,362
Silicon Image *	2,580	12,513
support.com *	6,070	25,312
Vocus *	940	16,488

		357,426

MATERIALS — 4.5%
American Pacific *	1,890	37,195

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — (continued)
Landec *	960	$11,328
Olympic Steel	820	17,228
Penford *	840	6,888
Universal Stainless & Alloy *	250	8,933

		81,572

TELECOMMUNICATION SERVICES — 0.0%
inContact *	100	590

UTILITIES — 0.3%
Unitil	190	5,088

TOTAL COMMON STOCK

(Cost $1,589,795)		1,793,164

SHORT-TERM INVESTMENT — 8.1%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $149,292)	149,292	149,292

TOTAL INVESTMENTS — 105.8%

(Cost $1,739,087) †		$1,942,456

Percentages are based on Net Assets of $1,836,620.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of January 31, 2013.

Cl—Class

As of January 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For the quarter ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2013, there were no level 3 investments.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $1,739,087, and the unrealized appreciation and depreciation were $235,013 and $(31,644), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013